Financial Income (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Financial Income [Abstract]
Interest Related To Special Mining Burden For October Two Thousand Twelve Through Two December Thousand Thirteen	$ 18.6